Average Recorded Investments of Impaired Loans and Interest Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	¥ 171,960	[1]	¥ 259,939	[1]	¥ 295,679	[1]
Interest Income on Impaired Loans	4,441		4,468		4,732
Interest on Impaired Loans Collected in Cash	3,679		4,136		4,180
Consumer Loan
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	11,445	[1]	9,586	[1]	8,933	[1]
Interest Income on Impaired Loans	295		209		226
Interest on Impaired Loans Collected in Cash	230		168		204
Consumer Housing loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	8,004	[1]	8,635	[1]	8,933	[1]
Interest Income on Impaired Loans	231		188		226
Interest on Impaired Loans Collected in Cash	178		152		204
Consumer-Card loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	2,453	[1]	771	[1]
Interest Income on Impaired Loans	38		16
Interest on Impaired Loans Collected in Cash	31		12
Consumer - Other
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	988	[1]	180	[1]	0	[1]
Interest Income on Impaired Loans	26		5		0
Interest on Impaired Loans Collected in Cash	21		4		0
Corporate Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	134,927	[1]	221,136	[1]	252,683	[1]
Interest Income on Impaired Loans	4,146		4,259		4,506
Interest on Impaired Loans Collected in Cash	3,449		3,968		3,976
Non-recourse Loans | Japan
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	15,897	[1]	37,282	[1]	30,021	[1]
Interest Income on Impaired Loans	234		216		367
Interest on Impaired Loans Collected in Cash	219		211		311
Non-recourse Loans | United States
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	23,119	[1]	41,903	[1]	41,399	[1]
Interest Income on Impaired Loans	667		1,726		794
Interest on Impaired Loans Collected in Cash	667		1,726		695
Real estate companies
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	38,733	[1]	62,265	[1]	84,121	[1]
Interest Income on Impaired Loans	1,154		889		1,243
Interest on Impaired Loans Collected in Cash	990		804		1,102
Other-Entertainment industry
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	10,277	[1]	16,443	[1]	25,796	[1]
Interest Income on Impaired Loans	509		364		724
Interest on Impaired Loans Collected in Cash	343		322		711
Other - Other
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	46,901	[1]	63,243	[1]	71,346	[1]
Interest Income on Impaired Loans	1,582		1,064		1,378
Interest on Impaired Loans Collected in Cash	1,230		905		1,157
Purchased loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	25,588	[1]	29,217	[1]	34,063	[1]
Interest Income on Impaired Loans	0		0		0
Interest on Impaired Loans Collected in Cash	¥ 0		¥ 0		¥ 0

[1]	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.